CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q3) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019
Current assets:
Cash	$ 87,989	$ 11,108
Restricted cash	3,080	384
Accounts receivable	57,439	15,294
Inventories	171,300	277,338
Prepaid expenses and other current assets	10,880	9,969
Total current assets	330,688	314,093
Property and equipment, net	16,785	15,954
Other assets:
Deposits	356	345
Deferred tax asset	2,845	0
Identifiable intangible assets	61,304	61,304
Goodwill	113,059	113,059
Total other assets	177,564	174,708
Total assets	525,037	504,755
Current liabilities:
Accounts payable	25,154	5,546
Other payables and accrued expenses	20,414	16,567
Customer deposits	12,851	4,880
Notes payable - floor plan	176,061	225,377
Current portion of long-term debt	8,435	11,124
Total current liabilities	242,915	263,494
Long-term Liabilities:
Other long-term liabilities	1,512	1,598
Warrant liability	0	50,887
Long-term debt, net of current portion and unamortized debt issuance costs	108,780	64,789
Total liabilities	353,207	380,768
Redeemable preferred interest in subsidiary	0	86,018
Stockholders' and Members' Equity:
Members' equity	0	31,770
Preferred stock, $0.01 par value, 1,000,000 shares authorized, none issued and outstanding as of June 30, 2020 and September 30, 2019	0	0
Additional paid-in capital	56,683	0
Retained earnings	15,452	0
Total stockholders' equity attributable to OneWater Marine Inc. and members' equity	72,281	31,770
Equity attributable to non-controlling interests	99,549	6,199
Total stockholders' and members' equity	171,830	37,969
Total liabilities, stockholders' and members' equity	525,037	504,755
Class A Common Stock [Member]
Stockholders' and Members' Equity:
Common stock	61	0
Class B Common Stock [Member]
Stockholders' and Members' Equity:
Common stock	$ 85	$ 0